Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Health Care Trend Rates

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,224.9	$4,841.7	$1,439.0	$1,455.5
Service Cost	93.5	71.9	12.2	14.2
Interest Cost	205.3	221.0	56.8	67.2
Actuarial (Gain) Loss	(200.6)	387.0	37.2	(14.4)
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Participant Contributions	—	—	33.3	41.9
Medicare Subsidy	—	—	0.8	8.3
Benefit Obligation as of December 31,	$4,992.9	$5,224.9	$1,450.6	$1,439.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,967.5	$4,711.2	$1,693.9	$1,698.7
Actual Gain (Loss) on Plan Assets	32.4	474.2	(34.0)	82.7
Company Contributions	97.9	78.8	12.9	4.3
Participant Contributions	—	—	33.3	41.9
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Fair Value of Plan Assets as of December 31,	$4,767.6	$4,967.5	$1,577.4	$1,693.9

Funded (Underfunded) Status as of December 31,	$(225.3)	$(257.4)	$126.8	$254.9

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$185.8	$336.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(6.3)	(6.2)	(3.3)	(3.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(219.0)	(251.2)	(55.7)	(78.2)
Funded (Underfunded) Status	$(225.3)	$(257.4)	$126.8	$254.9

Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$1,546.1	$1,611.4	$577.4	$419.9
Prior Service Cost (Credit)	3.3	5.5	(554.4)	(623.5)

Recorded as
Regulatory Assets	$1,385.2	$1,418.3	$15.1	$(148.5)
Deferred Income Taxes	57.5	69.5	2.8	(19.3)
Net of Tax AOCI	106.7	129.1	5.1	(35.8)

Components of Change in Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$41.8	$174.4	$176.3	$14.0
Amortization of Actuarial Loss	(107.1)	(124.0)	(18.8)	(22.1)
Amortization of Prior Service Credit (Cost)	(2.2)	(2.5)	69.1	69.0
Change for the Year Ended December 31,	$(67.5)	$47.9	$226.6	$60.9

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$93.5	$71.9	$69.2	$12.2	$14.2	$22.9
Interest Cost	205.3	221.0	202.8	56.8	67.2	70.8
Expected Return on Plan Assets	(274.8)	(261.6)	(277.8)	(111.0)	(111.3)	(106.6)
Amortization of Prior Service Cost (Credit)	2.2	2.5	2.8	(69.1)	(69.0)	(69.0)
Amortization of Net Actuarial Loss	107.1	124.0	183.1	18.8	22.1	64.7
Net Periodic Benefit Cost (Credit)	133.3	157.8	180.1	(92.3)	(76.8)	(17.2)
Capitalized Portion	(48.4)	(52.2)	(56.4)	33.5	25.3	5.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$84.9	$105.6	$123.7	$(58.8)	$(51.5)	$(11.8)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

Appalachian Power Co [Member]
Health Care Trend Rates

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$702.8	$663.2	$267.1	$279.9
Service Cost	8.7	7.0	1.1	1.4
Interest Cost	26.7	29.6	10.3	12.8
Actuarial (Gain) Loss	(41.4)	41.7	2.5	(9.0)
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Participant Contributions	—	—	5.7	7.2
Medicare Subsidy	—	—	0.2	1.4
Benefit Obligation as of December 31,	$653.4	$702.8	$262.2	$267.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$642.3	$628.0	$280.6	$284.8
Actual Gain (Loss) on Plan Assets	(5.7)	44.0	(7.7)	11.8
Company Contributions	10.0	9.0	2.8	3.4
Participant Contributions	—	—	5.7	7.2
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Fair Value of Plan Assets as of December 31,	$603.2	$642.3	$256.7	$280.6

Funded (Underfunded) Status as of December 31,	$(50.2)	$(60.5)	$(5.5)	$13.5

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$30.8	$56.5
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.6)	(2.9)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(50.2)	(60.5)	(33.7)	(40.1)
Funded (Underfunded) Status	$(50.2)	$(60.5)	$(5.5)	$13.5

Amounts Included in AOCI and Regulatory Assets

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$220.8	$235.0	$86.9	$65.8
Prior Service Cost (Credit)	0.3	0.5	(80.6)	(90.6)

Recorded as
Regulatory Assets	$218.3	$232.8	$(0.7)	$(20.3)
Deferred Income Taxes	1.0	0.9	2.4	(1.6)
Net of Tax AOCI	1.8	1.8	4.6	(2.9)

Components of Change in Amounts Included in AOCI and Regulatory Assets

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(0.3)	$31.6	$24.7	$(2.3)
Amortization of Actuarial Loss	(13.9)	(16.6)	(3.6)	(4.6)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	10.0	10.1
Change for the Year Ended December 31,	$(14.4)	$14.8	$31.1	$3.2

Allocated Assets of Investments

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.7	$7.0	$6.2	$1.1	$1.4	$2.6
Interest Cost	26.7	29.6	27.7	10.3	12.8	13.5
Expected Return on Plan Assets	(35.0)	(33.9)	(37.1)	(18.1)	(18.5)	(18.1)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	13.9	16.6	25.0	3.6	4.6	12.2
Net Periodic Benefit Cost (Credit)	14.5	19.5	22.0	(13.1)	(9.8)	0.1
Capitalized Portion	(5.5)	(6.8)	(7.5)	5.0	3.4	(0.1)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$9.0	$12.7	$14.5	$(8.1)	$(6.4)	$—

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

Indiana Michigan Power Co [Member]
Health Care Trend Rates

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$617.9	$574.7	$161.7	$166.5
Service Cost	12.9	10.0	1.6	1.9
Interest Cost	24.5	26.3	6.4	7.6
Actuarial (Gain) Loss	(28.4)	38.5	7.7	(4.9)
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Participant Contributions	—	—	4.0	5.2
Medicare Subsidy	—	—	0.1	1.1
Benefit Obligation as of December 31,	$591.5	$617.9	$166.3	$161.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$591.7	$559.1	$202.4	$206.2
Actual Gain (Loss) on Plan Assets	(0.9)	55.3	(2.3)	6.6
Company Contributions	14.6	8.9	0.1	0.1
Participant Contributions	—	—	4.0	5.2
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Fair Value of Plan Assets as of December 31,	$570.0	$591.7	$189.0	$202.4

Funded (Underfunded) Status as of December 31,	$(21.5)	$(26.2)	$22.7	$40.7

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$22.7	$40.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(21.5)	(26.2)	—	—
Funded (Underfunded) Status	$(21.5)	$(26.2)	$22.7	$40.7

Amounts Included in AOCI and Regulatory Assets

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$130.0	$137.9	$77.1	$54.4
Prior Service Cost (Credit)	0.3	0.5	(75.7)	(85.1)

Recorded as
Regulatory Assets	$125.3	$134.1	$1.1	$(26.3)
Deferred Income Taxes	1.8	1.5	0.1	(1.5)
Net of Tax AOCI	3.2	2.8	0.2	(2.9)

Components of Change in Amounts Included in AOCI and Regulatory Assets

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$4.7	$14.2	$24.7	$1.9
Amortization of Actuarial Loss	(12.6)	(14.6)	(2.0)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$(8.1)	$(0.6)	$32.1	$8.9

Allocated Assets of Investments

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$12.9	$10.0	$8.7	$1.6	$1.9	$3.2
Interest Cost	24.5	26.3	24.1	6.4	7.6	8.2
Expected Return on Plan Assets	(32.6)	(31.0)	(32.8)	(13.2)	(13.4)	(13.2)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	12.6	14.6	21.7	2.0	2.4	7.5
Net Periodic Benefit Cost (Credit)	17.6	20.1	21.9	(12.6)	(10.9)	(3.7)
Capitalized Portion	(4.0)	(4.6)	(4.6)	2.9	2.5	0.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$13.6	$15.5	$17.3	$(9.7)	$(8.4)	$(2.9)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

Ohio Power Co [Member]
Health Care Trend Rates

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$526.3	$523.6	$164.7	$171.2
Service Cost	6.7	5.2	0.9	1.0
Interest Cost	20.3	22.1	6.4	7.6
Actuarial (Gain) Loss	(19.5)	6.8	8.7	(4.3)
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Participant Contributions	—	—	4.3	5.6
Medicare Subsidy	—	—	(0.1)	1.0
Benefit Obligation as of December 31,	$497.5	$526.3	$168.6	$164.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$498.5	$501.6	$206.2	$212.0
Actual Gain (Loss) on Plan Assets	2.2	21.7	(2.6)	6.0
Company Contributions	7.7	6.6	—	—
Participant Contributions	—	—	4.3	5.6
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Fair Value of Plan Assets as of December 31,	$472.1	$498.5	$191.6	$206.2

Funded (Underfunded) Status as of December 31,	$(25.4)	$(27.8)	$23.0	$41.5

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$23.0	$41.5
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(25.4)	(27.8)	—	—
Funded (Underfunded) Status	$(25.4)	$(27.8)	$23.0	$41.5

Amounts Included in AOCI and Regulatory Assets

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$222.0	$226.7	$52.6	$30.7
Prior Service Cost (Credit)	0.2	0.4	(55.4)	(62.4)

Recorded as
Regulatory Assets	$222.2	$227.1	$(2.8)	$(31.7)

Components of Change in Amounts Included in AOCI and Regulatory Assets

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$5.8	$11.5	$24.0	$3.3
Amortization of Actuarial Loss	(10.5)	(12.4)	(2.1)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	7.0	6.9
Change for the Year Ended December 31,	$(4.9)	$(1.1)	$28.9	$7.8

Allocated Assets of Investments

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.7	$5.2	$5.3	$0.9	$1.0	$2.9
Interest Cost	20.3	22.1	21.9	6.4	7.6	9.5
Expected Return on Plan Assets	(27.5)	(26.5)	(29.9)	(13.4)	(13.5)	(13.5)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(7.0)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	10.5	12.4	19.8	2.1	2.4	8.6
Net Periodic Benefit Cost (Credit)	10.2	13.4	17.3	(11.0)	(9.4)	0.6
Capitalized Portion	(4.8)	(5.5)	(6.2)	5.2	3.8	(0.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.4	$7.9	$11.1	$(5.8)	$(5.6)	$0.4

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

Public Service Co Of Oklahoma [Member]
Health Care Trend Rates

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$285.4	$260.7	$76.7	$77.8
Service Cost	6.4	5.2	0.7	0.8
Interest Cost	10.9	12.1	3.0	3.6
Actuarial (Gain) Loss	(17.9)	25.7	2.4	(1.0)
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Participant Contributions	—	—	1.9	2.3
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$265.4	$285.4	$77.7	$76.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$275.5	$264.6	$96.0	$96.3
Actual Gain (Loss) on Plan Assets	0.1	24.6	(2.5)	4.7
Company Contributions	5.9	4.6	—	—
Participant Contributions	—	—	1.9	2.3
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Fair Value of Plan Assets as of December 31,	$262.1	$275.5	$88.3	$96.0

Funded (Underfunded) Status as of December 31,	$(3.3)	$(9.9)	$10.6	$19.3

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2015	2014	2015	2014
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$—	$10.6	$19.3
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(3.1)	(9.7)	—	—
Funded (Underfunded) Status	$(3.3)	$(9.9)	$10.6	$19.3

Amounts Included in AOCI and Regulatory Assets

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$94.1	$102.7	$35.2	$25.3
Prior Service Cost (Credit)	0.3	0.5	(34.5)	(38.8)

Recorded as
Regulatory Assets	$94.4	$103.2	$0.7	$(13.5)

Components of Change in Amounts Included in AOCI and Regulatory Assets

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(2.9)	$15.7	$10.9	$0.6
Amortization of Actuarial Loss	(5.7)	(6.7)	(1.0)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.3)	4.3	4.3
Change for the Year Ended December 31,	$(8.8)	$8.7	$14.2	$3.8

Allocated Assets of Investments

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.4	$5.2	$5.6	$0.7	$0.8	$1.4
Interest Cost	10.9	12.1	11.0	3.0	3.6	3.8
Expected Return on Plan Assets	(15.1)	(14.6)	(15.7)	(6.3)	(6.3)	(6.1)
Amortization of Prior Service Cost (Credit)	0.2	0.3	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	5.7	6.7	9.8	1.0	1.1	3.5
Net Periodic Benefit Cost (Credit)	8.1	9.7	11.0	(5.9)	(5.1)	(1.7)
Capitalized Portion	(2.8)	(3.3)	(3.4)	2.0	1.7	0.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.3	$6.4	$7.6	$(3.9)	$(3.4)	$(1.2)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

Southwestern Electric Power Co [Member]
Health Care Trend Rates

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$298.2	$270.6	$85.0	$87.0
Service Cost	8.3	6.6	0.8	1.0
Interest Cost	11.8	12.7	3.4	4.0
Actuarial (Gain) Loss	(16.2)	27.5	2.1	(2.3)
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Participant Contributions	—	—	2.1	2.5
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$282.8	$298.2	$86.1	$85.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$290.2	$279.0	$106.4	$107.7
Actual Gain (Loss) on Plan Assets	1.6	26.5	(3.3)	3.9
Company Contributions	8.1	3.9	—	—
Participant Contributions	—	—	2.1	2.5
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Fair Value of Plan Assets as of December 31,	$280.6	$290.2	$97.8	$106.4

Funded (Underfunded) Status as of December 31,	$(2.2)	$(8.0)	$11.7	$21.4

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$11.7	$21.4
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(7.9)	—	—
Funded (Underfunded) Status	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Included in AOCI and Regulatory Assets

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$97.1	$104.9	$43.3	$32.4
Prior Service Cost (Credit)	0.4	0.7	(41.6)	(46.8)

Recorded as
Regulatory Assets	$97.5	$105.6	$1.2	$(8.9)
Deferred Income Taxes	—	—	0.2	(1.9)
Net of Tax AOCI	—	—	0.3	(3.6)

Components of Change in Amounts Included in AOCI and Regulatory Assets

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(1.8)	$16.5	$12.0	$0.8
Amortization of Actuarial Loss	(6.0)	(7.1)	(1.1)	(1.2)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.2	5.2
Change for the Year Ended December 31,	$(8.1)	$9.1	$16.1	$4.8

Allocated Assets of Investments

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.3	$6.6	$7.0	$0.8	$1.0	$1.7
Interest Cost	11.8	12.7	11.5	3.4	4.0	4.3
Expected Return on Plan Assets	(16.0)	(15.4)	(16.5)	(6.9)	(7.0)	(6.9)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.2)	(5.2)	(5.1)
Amortization of Net Actuarial Loss	6.0	7.1	10.2	1.1	1.2	3.9
Net Periodic Benefit Cost (Credit)	10.4	11.3	12.5	(6.8)	(6.0)	(2.1)
Capitalized Portion	(3.2)	(3.4)	(3.5)	2.1	1.8	0.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7.2	$7.9	$9.0	$(4.7)	$(4.2)	$(1.5)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

Pension Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$588.6	$—	$—	$—	$588.6	11.9%
International	502.2	—	—	—	502.2	10.1%
Options	—	14.1	—	—	14.1	0.3%
Real Estate Investment Trusts	54.3	—	—	—	54.3	1.1%
Common Collective Trust – Global	—	377.0	—	—	377.0	7.6%
Common Collective Trust – International	—	18.5	—	—	18.5	0.4%
Subtotal – Equities	1,145.1	409.6	—	—	1,554.7	31.4%

Fixed Income:
Common Collective Trust – Debt	—	30.2	—	—	30.2	0.6%
United States Government and Agency Securities	—	449.8	—	—	449.8	9.0%
Corporate Debt	—	1,799.5	—	—	1,799.5	36.2%
Foreign Debt	—	400.5	0.1	—	400.6	8.1%
State and Local Government	—	14.9	—	—	14.9	0.3%
Other – Asset Backed	—	29.1	—	—	29.1	0.6%
Subtotal – Fixed Income	—	2,724.0	0.1	—	2,724.1	54.8%

Infrastructure	—	—	12.5	—	12.5	0.3%
Real Estate	—	—	235.8	—	235.8	4.7%
Alternative Investments	—	—	378.9	—	378.9	7.6%
Securities Lending	—	219.8	—	—	219.8	4.4%
Securities Lending Collateral (a)	—	—	—	(221.5)	(221.5)	(4.5)%
Cash and Cash Equivalents	—	53.3	—	—	53.3	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	9.9	9.9	0.2%

Total	$1,145.1	$3,406.7	$627.3	$(211.6)	$4,967.5	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trust – Global	—	369.7	—	—	369.7	7.8%
Common Collective Trust – International	—	16.1	—	—	16.1	0.3%
Subtotal – Equities	722.0	401.4	—	—	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt	—	34.2	—	—	34.2	0.7%
United States Government and Agency Securities	—	421.9	—	—	421.9	8.9%
Corporate Debt	—	1,983.2	—	—	1,983.2	41.6%
Foreign Debt	—	421.4	0.1	—	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed	—	23.4	—	—	23.4	0.5%
Subtotal – Fixed Income	—	2,896.9	0.1	—	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents	—	48.6	—	—	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,609.9	$674.5	$(238.8)	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2014	$0.1	$—	$238.2	$329.6	$567.9
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(0.3)	5.5	32.0	37.2
Relating to Assets Sold During the Period	—	0.1	19.0	15.8	34.9
Purchases and Sales	—	12.7	(26.9)	1.5	(12.7)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2014	$0.1	$12.5	$235.8	$378.9	$627.3

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

Other Postretirement Benefit Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trust – Global	—	19.0	—	—	19.0	1.2%
Common Collective Trust – International	—	12.6	—	—	12.6	0.8%
Subtotal – Equities	949.4	47.2	—	—	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt	—	100.9	—	—	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	310.3	—	—	310.3	19.6%

Trust Owned Life Insurance:
International Equities	—	28.3	—	—	28.3	1.8%
United States Bonds	—	184.3	—	—	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	212.6	—	—	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$577.3	$—	$5.8	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$466.1	$—	$—	$—	$466.1	27.5%
International	566.6	—	—	—	566.6	33.5%
Options	—	16.4	—	—	16.4	1.0%
Common Collective Trust – Global	—	29.6	—	—	29.6	1.8%
Subtotal – Equities	1,032.7	46.0	—	—	1,078.7	63.8%

Fixed Income:
Common Collective Trust – Debt	—	103.7	—	—	103.7	6.1%
United States Government and Agency Securities	—	71.1	—	—	71.1	4.2%
Corporate Debt	—	125.5	—	—	125.5	7.4%
Foreign Debt	—	21.3	—	—	21.3	1.3%
State and Local Government	—	5.9	—	—	5.9	0.3%
Other – Asset Backed	—	4.9	—	—	4.9	0.3%
Subtotal – Fixed Income	—	332.4	—	—	332.4	19.6%

Trust Owned Life Insurance:
International Equities	—	10.3	—	—	10.3	0.6%
United States Bonds	—	212.1	—	—	212.1	12.5%
Subtotal – Trust Owned Life Insurance	—	222.4	—	—	222.4	13.1%

Cash and Cash Equivalents	46.8	9.6	—	—	56.4	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	4.0	4.0	0.2%

Total	$1,079.5	$610.4	$—	$4.0	$1,693.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Appalachian Power Co [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Ohio Power Co [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member] | Appalachian Power Co [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member] | Ohio Power Co [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.